Stock-Based Compensation Plans - Stock Appreciation Rights Award Activity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 2 months	7 years 9 months 18 days	4 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	26.11%	28.32%	30.24%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.48%	1.19%	0.77%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Allocated Share-based Compensation Expense	$ 16.6	$ 12.0	$ 5.0
Stock Settled [Member]
Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	266,856	315,765
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	30,000	35,000	70,000
Share-Based Compensation Arrangement By Share-Based award other than options exercised during the period	(78,909)
Share-Based Compensation Arrangement other than Options forfeited during the period	0
Share-Based Compensation Arrangement By Share-Based Payment Award, Stock Appreciation Rights, Expirations In Period	0
Share-Based Compensation Arrangement By Share-Based Payment Award, Vested And Expected To Vest, Outstanding, Number	266,165
Share-Based Compensation Arrangement By Share-Based Payment Award, Exercisable, Number	110,884
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Weighted Average Exercise Price	$ 28.68	$ 23.84
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Granted, Weighted Average Exercise Price	$ 54.06
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Exercises In Period, Weighted Average Exercise Price	$ 18.97
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures In Period, Weighted Average Exercise Price	$ 0.00
Share-Based Compensation Arrangement By Share-Based Payment Award, Non-Option Equity Instruments, Expirations In Period, Weighted Average Exercise Price	$ 0
Share-Based Compensation Arrangement By Share-Based Payment Award, Vested And Expected To Vest, Outstanding, Weighted Average Exercise Price	$ 28.71
Share-Based Compensation Arrangement By Share-Based Payment Award, Exercisable, Weighted Average Exercise Price	$ 21.30
Share-Based Compensation Arrangement By Share-Based Payment Award, Outstanding, Weighted Average Remaining Contractual Term	6 years 2 months 22 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Vested And Expected To Vest, Outstanding, Weighted Average Remaining Contractual Term	6 years 2 months 23 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Exercisable, Weighted Average Remaining Contractual Term	4 years 5 months 4 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Outstanding, Intrinsic Value	2.0
Share-Based Compensation Arrangement By Share-Based Payment Award, Vested And Expected To Vest, Outstanding, Aggregate Intrinsic Value	2.0
Share-Based Compensation Arrangement By Share-Based Payment Award, Exercisable, Aggregate Intrinsic Value	1.3
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 6 months	6 years 6 months	6 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	28.30%	29.40%	29.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.92%	1.26%	1.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Of Awards, Per Share	$ 17.69	$ 12.19	$ 9.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	2.4	1.2	0.1
Allocated Share-based Compensation Expense	$ 0.5	$ 0.4	$ 0.7